Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 20, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

PowerShares International Dividend Achievers Portfolio (Prospectus Summary): | PowerShares International Dividend Achievers Portfolio
PowerShares International Dividend Achievers TM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 27 of the prospectus for the PowerShares International Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares International Dividend Achievers Portfolio	Return Before Taxes	13.64%		3.38%		3.83%		Sep 15, 2005
PowerShares International Dividend Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	12.50%		2.20%		2.67%		Sep 15, 2005
PowerShares International Dividend Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.82%		2.20%		2.60%		Sep 15, 2005
PowerShares International Dividend Achievers Portfolio Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)	Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)	10.46%		5.62%		6.38%		Sep 15, 2005
PowerShares International Dividend Achievers Portfolio MSCI EAFE ® Value Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE ® Value Index (reflects no deduction for fees, expenses or taxes)	3.25%		1.37%		2.88%		Sep 15, 2005
PowerShares International Dividend Achievers Portfolio S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		2.70%		Sep 15, 2005
PowerShares International Dividend Achievers Portfolio International Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)	International Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)	14.40%	[1]	4.11%	[1]	4.56%	[1]	Sep 15, 2005	[1]
[1]	The Index Provider recalculated the average annual total returns for the International Dividend Achievers TM Index as of December 31, 2010. As a result, the returns for the International Dividend Achievers TM Index shown in the table above have been restated from 13.17% for the one-year period, 3.05% for the five-year period and 3.53% for the period since inception.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares International Dividend Achievers Portfolio (Prospectus Summary): | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares International Dividend Achievers TM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 27 of the prospectus for the PowerShares International Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PID
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | MSCI EAFE ® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE ® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | International Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.40%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.11%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005	[1]

[1]	The Index Provider recalculated the average annual total returns for the International Dividend Achievers TM Index as of December 31, 2010. As a result, the returns for the International Dividend Achievers TM Index shown in the table above have been restated from 13.17% for the one-year period, 3.05% for the five-year period and 3.53% for the period since inception.

PowerShares Dividend Achievers Portfolio (Prospectus Summary): | PowerShares Dividend Achievers Portfolio
PowerShares Dividend Achievers TM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 11 of the prospectus for the PowerShares Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Dividend Achievers Portfolio	Return Before Taxes	14.89%		0.81%		1.13%		Sep 15, 2005
PowerShares Dividend Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	14.06%		0.04%		0.36%		Sep 15, 2005
PowerShares Dividend Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.65%		0.24%		0.52%		Sep 15, 2005
PowerShares Dividend Achievers Portfolio S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		2.70%		Sep 15, 2005
PowerShares Dividend Achievers Portfolio Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%		1.45%		1.83%		Sep 15, 2005
PowerShares Dividend Achievers Portfolio Broad Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)	Broad Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)	15.59%	[1]	1.46%	[1]	1.79%	[1]	Sep 15, 2005	[1]
[1]	The Index Provider recalculated the average annual total returns for the Broad Dividend Achievers TM Index as of December 31, 2010. As a result, the returns for the Broad Dividend Achievers TM Index shown in the table above have been restated from 14.99% for the one-year period, 1.08% for the five-year period and 1.43% for the period since inception.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Dividend Achievers Portfolio (Prospectus Summary): | PowerShares Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Dividend Achievers TM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 11 of the prospectus for the PowerShares Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFM
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | Broad Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Broad Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005	[1]

[1]	The Index Provider recalculated the average annual total returns for the Broad Dividend Achievers TM Index as of December 31, 2010. As a result, the returns for the Broad Dividend Achievers TM Index shown in the table above have been restated from 14.99% for the one-year period, 1.08% for the five-year period and 1.43% for the period since inception.

PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary): | PowerShares High Yield Equity Dividend Achievers Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 22 of the prospectus for the PowerShares High Yield Equity Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares High Yield Equity Dividend Achievers Portfolio	Return Before Taxes	20.61%		(5.72%)		(4.02%)		Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	18.82%		(7.23%)		(5.48%)		Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.29%		(5.56%)		(4.12%)		Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio Dow Jones U.S. Select Dividend Index	Dow Jones U.S. Select Dividend Index	18.32%		0.57%		1.30%		Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)	S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)	15.10%		0.87%		2.19%		Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		3.25%		Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio Mergent Dividend Achievers TM 50 Index (reflects no deduction for fees, expenses or taxes)	Mergent Dividend Achievers TM 50 Index (reflects no deduction for fees, expenses or taxes)	21.09%	[1]	(5.43%)	[1]	(3.68%)	[1]	Dec 9, 2004	[1]
[1]	The Index Provider recalculated the average annual total returns for the Mergent Dividend Achievers TM 50 Index as of December 31, 2010. As a result, the returns for the Mergent Dividend Achievers TM 50 Index shown in the table above have been restated from 19.07% for the one-year period, (6.91)% for the five-year period and (5.10)% for the period since inception.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary): | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares High Yield Equity Dividend Achievers TM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 22 of the prospectus for the PowerShares High Yield Equity Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEY
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | Dow Jones U.S. Select Dividend Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select Dividend Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | Mergent Dividend Achievers TM 50 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mergent Dividend Achievers TM 50 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.09%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.43%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004	[1]

[1]	The Index Provider recalculated the average annual total returns for the Mergent Dividend Achievers TM 50 Index as of December 31, 2010. As a result, the returns for the Mergent Dividend Achievers TM 50 Index shown in the table above have been restated from 19.07% for the one-year period, (6.91)% for the five-year period and (5.10)% for the period since inception.

PowerShares Buyback Achievers Portfolio (Prospectus Summary): | PowerShares Buyback Achievers Portfolio
PowerShares Buyback Achievers TM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 6 of the prospectus for the PowerShares Buyback Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Buyback Achievers Portfolio	Return Before Taxes	17.99%		0.15%		Dec 20, 2006
PowerShares Buyback Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	17.86%		(0.14%)		Dec 20, 2006
PowerShares Buyback Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.69%		(0.06%)		Dec 20, 2006
PowerShares Buyback Achievers Portfolio S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%		(0.82%)		Dec 20, 2006
PowerShares Buyback Achievers Portfolio Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%		(3.19%)		Dec 20, 2006
PowerShares Buyback Achievers Portfolio Share BuyBack Achievers TM Index (reflects no deduction for fees, expenses or taxes)	Share BuyBack Achievers TM Index (reflects no deduction for fees, expenses or taxes)	18.74%	[1]	0.91%	[1]	Dec 20, 2006	[1]
[1]	The Index Provider recalculated the average annual total returns for the Share BuyBack Achievers TM Index as of December 31, 2010. As a result, the returns for the Share BuyBack Achievers TM Index shown in the table above have been restated from 18.68% for the one-year period and 0.87% for the period since inception.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Buyback Achievers Portfolio (Prospectus Summary): | PowerShares Buyback Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Buyback Achievers TM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 6 of the prospectus for the PowerShares Buyback Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.19%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | Share BuyBack Achievers TM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share BuyBack Achievers TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.74%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006	[1]

[1]	The Index Provider recalculated the average annual total returns for the Share BuyBack Achievers TM Index as of December 31, 2010. As a result, the returns for the Share BuyBack Achievers TM Index shown in the table above have been restated from 18.68% for the one-year period and 0.87% for the period since inception.

PowerShares Financial Preferred Portfolio (Prospectus Summary): | PowerShares Financial Preferred Portfolio
PowerShares Financial Preferred Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Financial Preferred Portfolio (Prospectus Summary): | PowerShares Financial Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Financial Preferred Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

Please Retain This Supplement For Future Reference.